INVESTMENT CONTRACT	12 Months Ended
Dec. 31, 2025
401(k) PLAN
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
INVESTMENT CONTRACT	INVESTMENT CONTRACTThe GIF is recorded at contract value and invests in a broadly diversified, fixed-income portfolio that is primarily invested in public bonds, commercial mortgages, and private placement bonds. The GIF provides a specified rate of return for a specified period of time. Contract value represents contributions and reinvested income, less any withdrawals plus accrued interest, because these investments have fully benefit-responsive features. For example, participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. There are no reserves against contract values for credit risk of contract issues or otherwise. There are no events that limit the ability of the Plan to transact at contract value with Empower. The GIF does not have a maturity date and there are no instances that allow Empower to terminate the agreement (contract). The contract value of GIF was $21,021,495 and $20,760,598 as of December 31, 2025 and 2024, respectively.